ACCOUNTING RULES AND METHODS - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) subsidiary	Jun. 30, 2023	Feb. 15, 2023 shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of geographical areas [line items]
Cash and cash equivalents | €	€ 38,789			€ 33,699	€ 44,446
Number of subsidiaries | subsidiary	1
Major business combination [member]
Disclosure of geographical areas [line items]
Shares issued (in shares)			15
Shares issued in relation to shares owned (in shares)			4
Major business combination [member] | Erytech Merger | Pherecydes | Forecast
Disclosure of geographical areas [line items]
Percentage of voting equity interests acquired		49.50%